Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Allowance for doubtful accounts	¥ 3,589	$ 522	¥ 1,408
Total current liabilities	4,164,769	605,740	3,889,316
Total non-current liabilities	479,989	69,812	470,373
Total liabilities	¥ 4,644,758	$ 675,552	¥ 4,359,689
Ordinary shares, shares authorized	100,000,000,000	100,000,000,000	100,000,000,000
Consolidated VIEs [Member]
Total current liabilities	¥ 276,569	$ 40,225	¥ 259,986
Total non-current liabilities	27,015	3,929	32,718
Total liabilities	¥ 303,584	$ 44,154	¥ 292,704
Class A Ordinary Shares [Member]
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, shares authorized	99,931,211,060	99,931,211,060	99,931,211,060
Ordinary shares, shares issued	118,056,345	118,056,345	117,140,856
Ordinary shares, shares outstanding	118,056,345	118,056,345	117,140,856
Class B Ordinary Shares [Member]
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, shares authorized	68,788,940	68,788,940	68,788,940